CASH AND CASH EQUIVALENTS (Details 1) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 1,208	¥ 8,779	$ 671	¥ 4,753	¥ 32,209	$ 4,478	¥ 31,695	¥ 58,359	¥ 56,580
RMB [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	245	1,781	518	3,673			24,709
US [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	909	6,609	108	762			6,255
HK [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 54	¥ 389	$ 45	¥ 318			¥ 731